CONSOLIDATED STATEMENTS OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flow [Abstract]
Cash and cash equivalents	$ 119,384	$ 103,961	$ 86,591
Restricted cash - current	853	736	541
Restricted cash - long-term	12	54	13
Cash, cash equivalents and restricted cash	$ 120,249	$ 104,751	$ 87,145